Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Dimensional ETF Trust and Shareholders of each of the forty-one funds listed in Appendix A
In planning and performing our audits of the financial statements of the funds listed in Appendix A (hereafter collectively referred to as the "Funds") as of and for the year/period ended October 31, 2025, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), we considered the Funds' internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we do not express an opinion on the effectiveness of the Funds' internal control over financial reporting.
The management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting.
In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company's internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A company's internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company's assets that could have a material effect on the financial statements.
Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.
A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis.
A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the company's annual or interim financial statements will not be prevented or detected on a timely basis.
Our consideration of the Funds' internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control over financial reporting that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Funds' internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be a material weakness as defined above as of October 31, 2025.
This report is intended solely for the information and use of the Board of Trustees of Dimensional ETF Trust and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 19, 2025
Appendix A
For the year ended October 31. 2025
Dimensional U.S. Equity Market ETF
Dimensional U.S. Small Cap ETF
Dimensional U.S. Targeted Value ETF
Dimensional U.S. Core Equity 2 ETF
Dimensional US Marketwide Value ETF
Dimensional International Value ETF
Dimensional World ex U.S. Core Equity 2 ETF
Dimensional US Core Equity Market ETF
Dimensional International Core Equity Market ETF
Dimensional Emerging Core Equity Market ETF
Dimensional US High Profitability ETF
Dimensional US Real Estate ETF
Dimensional US Small Cap Value ETF
Dimensional International Core Equity 2 ETF
Dimensional International Small Cap Value ETF
Dimensional International Small Cap ETF
Dimensional International High Profitability ETF
Dimensional Emerging Markets High Profitability ETF
Dimensional Emerging Markets Value ETF
Dimensional Emerging Markets Core Equity 2 ETF
Dimensional Core Fixed Income ETF
Dimensional Short-Duration Fixed Income ETF
Dimensional Inflation-Protected Securities ETF
Dimensional National Municipal Bond ETF
Dimensional California Municipal Bond ETF
Dimensional Global Real Estate ETF
Dimensional US Large Cap Value ETF
Dimensional US Core Equity 1 ETF
Dimensional Ultrashort Fixed Income ETF
Dimensional World Equity ETF
Dimensional Emerging Markets Sustainability Core 1 ETF
Dimensional Global Sustainability Fixed Income ETF
Dimensional International Sustainability Core 1 ETF
Dimensional US Sustainability Core 1 ETF
Dimensional US Large Cap Vector ETF
Dimensional Global Core Plus Fixed Income ETF
Dimensional Global Credit ETF
Dimensional Global ex US Core Fixed Income ETF
Dimensional US Vector Equity ETF
Dimensional International Vector Equity ETF
For the period November 13, 2024 (commencement of operations) through October 31, 2025
Dimensional Emerging Markets ex China Core Equity ETF PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1700,
2001 Market Street, Philadelphia, PA 19103-7042
T: (267) 330 3000, www.pwc.com/us